Subsequent Events - Additional information (Detail) (USD $)	12 Months Ended									1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended
	Dec. 31, 2007	Mar. 31, 2013	Mar. 15, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2006	Mar. 12, 2013 Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Series C	Aug. 31, 2008 Series C	Dec. 31, 2012 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2010 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 09, 2010 Maximum Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2012 Maximum Common Stock Purchase Agreement Aspire Capital Fund, LLC	Jan. 22, 2013 Subsequent Event	Mar. 12, 2013 Subsequent Event	Feb. 07, 2013 Subsequent Event Agreement	Mar. 31, 2013 Subsequent Event Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Subsequent Event Co-Chairman and Chief Executive Officer	Mar. 12, 2013 Subsequent Event Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Subsequent Event Vice President	Feb. 07, 2013 Subsequent Event UMass IP	Jan. 31, 2013 Subsequent Event Series C	Mar. 31, 2012 Subsequent Event Common Stock Purchase Agreement Aspire Capital Fund, LLC	Feb. 07, 2013 Subsequent Event Minimum UMass IP	Feb. 07, 2013 Subsequent Event Maximum ACT IP
Subsequent Event [Line Items]
Number of license agreements																				3
Obligation to pay royalties range																									0.25%			6.00%	12.00%
Sold share	1,370,000	112,363,815	16,325,000	5,000,000	10,125,000	87,388,815	80,036,315	484,675	1,350,000									10,125,000	5,000,000
Common stock, par value																		$ 0.20
Common stock value		$ 112,000	$ 3,289,000			$ 87,000	$ 80,000											$ 2,025,000	$ 1,000,000
Percentage of shares purchased after exercising warrants																						50.00%	50.00%	50.00%
Warrant to purchase Common stock										2,500,000	5,062,500											5,062,500	2,500,000	5,062,500
Class of warrant period from which warrants exercisable										5 years	5 years										5 years	5 years		5 years
Warrant exercised										0.2	0.2											0.20	0.20	0.2
Conversion of convertible shares												8,000,000														8,000,000
Amount of share purchased by investors under securities purchase agreement																					100,000
Stock repurchase agreement, authorized amount																25,000,000	25,000,000
Total number of shares of common stock sold													3,000,000	9,333,333	333,333												1,200,000
Common stock sold for an aggregate to aspire capital	$ 1,200,000												$ 3,000,000	$ 5,942,000	$ 500,000												$ 264,000